Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Warrants
Summary of warrants

The following table represents a summary of warrants to purchase shares of the Company’s common stock that are outstanding (in thousands, except for exercise price):

Issue Date	March 31, 2024	Exercise Price	Expiration
August 2021	299	$ 10.00 - $18.75	(1)
September 2021	300	$ 5.00	(1)
February 2023 - June 2023	2,115	$ 10.00 - $18.75	(1)
July 2023	80	$ 10.00	(1)
October 2023	100	$ 10.00	(1)
Private and public warrants	23,830	$ 11.50	March 26, 2029
Total	26,724
(1)	Within 3 years from the date of issuance.

	Issued	Exercised	Expired/	Outstanding
			Cancelled
December 2020 (*1)	2,514,285	—	(2,514,285)	—
February 2021 (*2)	342,857	—	(342,857)	—
August 2021 (*3)	999,997	—	—	999,997
September 2021 (*3)	428,571	—	—	428,571
February 2023 ~ June 2023 (*7) (*9)	7,685,717	(428,572)	—	7,257,145
July 2023 (*7)	228,572	—	—	228,572
October 2023 (*7)	285,715	—	—	285,715

	Exercise Price		Expiration
December 2020 (*1)	$3.50	(*5)	Earlier of within 2 years from the date of issuance or 2 weeks before U.S. IPO or Korea IPO
February 2021 (*2)	$3.50	(*4)	Within 18 months from the date of issuance
August 2021 (*3)	$3.50	(*6)	Within 3 years from the date of issuance
September 2021 (*3)	$3.50	(*5)	Within 3 years from the date of issuance
February 2023 ~ June 2023 (*7) (*9)	$3.50	(*8)	Within 3 years from the date of issuance
July 2023 (*7)	$3.50	(*10)	Within 3 years from the date of issuance
October 2023 (*7)	$3.50	(*10)	Within 3 years from the date of issuance

(*1)The Warrants were not exercised at maturity date, and expired in 2023.

(*2)The Warrants were not exercised at maturity date, and expired in 2022

(*3)The Company issued warrants to some of the convertible note holders as a part of financing structure or extension of convertible note maturity.

(*4)If, after the exercise of the warrant, the price of the new equity stock issued or the IPO subscription price is lower than the exercise price, the exercise price will be adjusted, and additional shares will be issued.

(*5)If, after the issuance of the warrant, the price per share in the next equity financing or 50% of the price in the IPO is lower than the exercise price, the exercise price will be adjusted, and additional shares will be issued.

(*6)If, after issuance or the exercise of the warrant, the price per share in the next equity financing or in the IPO (including de-SPAC IPO for 685,713 shares) is lower than the exercise price, the exercise price will be adjusted, and additional shares will be issued.

(*7)The Company issued warrants to five of its term loan lenders and convertible notes holders in exchange of new term loan or loan term extension.

(*8)If, after the exercise of the warrant for part of warrants, the price of the new equity stock issued or the IPO subscription price (including de-SPAC IPO) is lower than the exercise price, the exercise price will be adjusted.

(*9)In October 2023, Mujin Electronics Co., Ltd. Exercised a warrant to purchase 428,572 shares of common stock with a purchase price of $3.50 per share. This is cashless exercise and purchase price was paid by offsetting with accounts receivable from the Company.

(*10)If the price of the new equity stock issued or the IPO subscription price (including de-SPAC IPO) is lower than the exercise price, the exercise price will be adjusted.